PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	6 Months Ended
Jun. 30, 2026
Prepaid Expenses And Other Current Assets Net
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of
	December 31, 2025	June 30, 2026
	$US	$US
		(Unaudited)
Dividends receivable (1)	—	1,762,566
Deductible value-added tax	592,303	2,047,527
Advance to suppliers	181,890	167,616
Deposits	24,044	117,013
Prepaid expenses	113,091	241,709
Advance to staff	52,866	43,000
Total prepaid expenses and other current assets, gross	964,194	4,379,431
Less: provision for credit loss	—	—
Total prepaid expenses and other current assets, net	964,194	4,379,431

(1)	In June 2026, PSM-ZJK Fasteners (Shenzhen) Co., Ltd. (“PSM-ZJK”), in which the Company holds a 49% equity interest (see Note 6), announced a dividend distribution of US$3,485,424 to the Company, and made a payment of US$1,742,712. As of June 30, 2026, the remaining balance of dividends receivable amounted to US$1,762,566 and has been fully received in July 2026.